MATERIAL ACCOUNTING POLICIES AND PRACTICES (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting estimates [abstract]
Consolidation	Consolidation
The consolidated financial statements include information about the Company and its subsidiaries in which it held direct or indirect control. Control of a subsidiary is achieved when the Company is exposed, or has rights, to variable returns in such subsidiaries and has the power to influence the investee's operating and financial decisions.
The financial statements of the subsidiaries have been prepared using the same accounting policies as the Company.
All assets, liabilities, equity, income and expenses related to transactions between related parties are eliminated in full in the consolidation process.

Impairment	Impairment
The Company performs an annual review for impairment indicators to assess events or changes in economic, technological, or operating conditions that may indicate that an asset is impaired.
The recoverable amount of an asset or cash-generating unit is the higher of its fair value, less costs to sell and its value in use. When the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, a provision for impairment loss is recognized by reduction the carrying amount.
The previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset's recoverable amount. The reversal is limited, so that the carrying amount of the asset does not exceed its recoverable amount, nor does it exceed the carrying amount previously determined, net of depreciation or amortization.
In estimating the asset's value in use, estimated future cash flows are discounted to present value, using a pre-tax discount rate that reflects the weighted average cost of capital.

Main accounting estimates
As disclosed in note 3, Management makes judgments that have a significant effect on the amounts recognized in the consolidated financial statements, namely:

Description	Note

Provision for loss on short and long-term term investments	7
Provision for losses with deposits	10
Impairment of property and equipment	16
Impairment of intangible assets	18
Accounts payable - Breakage - GUC (General Unsecured Claims)	22
Air traffic liability, service and loyalty program - Breakage	25
Provision for return of aircraft and engines	28.1.1
Provision for tax, civil and labor risks	28.1.2

Accounting standards, changes and interpretations and New relevant accounting standards, changes and interpretations effective from 2025
The following accounting standards and interpretations described below became effective as of January 1, 2025.

Standard	Amendment

IAS 21	Effect of exchange rate changes and the potential lack of convertibility between currencies
IAS 28	Application of the equity method for measuring investments in subsidiaries

New relevant accounting standards, changes and interpretations effective from 2026	New relevant accounting standards, changes and interpretations issued but not yet effective in 2025
The following accounting standards were issued but not yet effective in 2025 and Management is analyzing the impacts on the Company's balance sheet or statement of operations.

Standard	Amendment

IFRS 9	Review of the rules for classifying and measuring financial assets with variable and non‑linear cash flows
IFRS 18	New presentation and disclosure requirements in financial statements
IFRS 19	Disclosure of subsidiaries without public accountability
IAS 7 and IFRS 7	Increase transparency regarding liquidity risk and the maturities of financial instruments, loans and financing

Foreign currency transactions	Foreign currency transactions
Foreign currency transactions are recorded at the exchange rate in effect at the transactions date. Monetary assets and liabilities designated in foreign currency are determined based on the exchange rate in effect on the balance sheet date, and any difference resulting from currency conversion is recorded under the heading “Foreign currency exchange, net” in the statements of operation.
The exchange rates to Brazilian reais are as follows:

	Exchange rates
	Final rate			Average rate
	Year ended December 31,			Year ended December 31,
Description	2025	2024	Variation	2025	2024	Variation

U.S. dollar	5.5024	6.1923	(11.1)%	5.5855	5.8369	(4.3)%
Euro	6.4692	6.4363	0.5%	6.3095	6.2275	1.3%

Taxes Payable	Accounting policies
Tax obligations arising from the Company's operating activities, mainly from passenger and cargo transportation, are initially recognized at fair value and subsequently increased, when applicable, by the corresponding charges and monetary and exchange rate variations.